Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Revenue - Disaggregation

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$695,678	$191,791	$69,012	$956,481
Europe	275,096	50,000	10,693	335,789
Asia	713,282	72,198	13,911	799,391

	$1,684,056	$313,989	$93,616	$2,091,661

Contract type

Fixed-price	$577,143	$293,400	$83,706	$954,249
Market-related	1,106,913	20,589	9,910	1,137,412

	$1,684,056	$313,989	$93,616	$2,091,661

	Uranium	Fuel services	Other	Total

Customer geographical region

Americas	$737,095	$209,285	$105,673	$1,052,053
Europe	318,446	52,642	101,592	472,680
Asia	518,527	50,961	62,631	632,119

	$1,574,068	$312,888	$269,896	$2,156,852

Contract type

Fixed-price	$502,437	$287,104	$252,702	$1,042,243
Market-related	1,071,631	25,784	17,194	1,114,609

	$1,574,068	$312,888	$269,896	$2,156,852

Revenue - Contract liabilities

	2018	2017

Beginning of year	$29,148	$29,423
Additions	25,695	31,405
Recognized in revenue	(24,025)	(31,499)
Effect of movements in exchange rates	(91)	(181)

End of year	$30,727	$29,148

Revenue - Remaining performance obligations

	2019	2020	2021	2022	2023	Thereafter	Total

Uranium	$277,396	$182,711	$110,353	$112,459	$107,362	$166,615	$956,896
Fuel services	240,551	215,851	236,993	199,815	139,731	714,893	1,747,834
Other	32,161	4,030	4,212	-	-	-	40,403

Total	$550,108	$402,592	$351,558	$312,274	$247,093	$881,508	$2,745,133